Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Convertible Notes

Note 8. Convertible Notes

Convertible notes payable activity for the year ended December 31, 2024, consisted of the following:

($ in thousands)	3rd Investor D Note 3-1	3rd Investor D Note 3-2	3rd Investor D Note 3-3	3rd Investor D Note 3-4	4th Investor D Note	5th Investor D Note	6th Investor D Note	Total
Balance as of December 31, 2023	$1,012	$999	$972	$568	$822	$—	$—	$4,373
Issuance (Face Value)	—	—	—	—	—	272	815	1,087
Fair value of detachable warrants at issuance	—	—	—	—	—	(147)	(439)	(586)
(Gain)/loss on conversion	1,201	636	615	381	77	482	2,005	5,397
Conversion to common stock	(2,213)	(1,635)	(1,587)	(949)	(947)	(607)	(2,381)	(10,319)
(Gain)/loss on reporting period remeasurement	—	—	—	—	748	—	—	748
Redemption	—	—	—	—	(700)	—	—	(700)
Balance as of December 31, 2024	$—	$—	$—	$—	$—	$—	$—	$—

Investor D Unsecured Convertible Notes

On March 15, 2023, the Company entered into a Securities Purchase Agreement (the “Investor D SPA”) with an institutional investor (“Investor D”), whereby the Company agreed to issue a series of four senior unsecured convertible notes (collectively, the “Investor D Convertible Notes”) during the year ended December 31, 2023 with principal proceeds totaling up to $9.8 million and warrants to purchase shares of the Company’s common stock.

On March 15, 2023, the Company issued the first senior unsecured convertible note (the “First Investor D Note”) in the amount of approximately $3.3 million, convertible into 48,309 shares of common stock at an initial conversion price of $67.50. The First Investor D Note was issued at an 8.0% discount, bore interest at 7.0% per annum, matured on June 15, 2024, and required monthly installments of principal and interest. In addition, the Company issued warrants to purchase 13,134 shares of common stock (the “First Investor D Warrants”). The First Investor D Warrants have an initial exercise price of $74.25 per share of common stock, expire in five years from their issuance date, and contain a cashless exercise provision.

On May 12, 2023, the Company issued a second senior unsecured convertible note (the “Second Investor D Note”) in the amount of approximately $2.2 million, convertible into 32,206 shares of common stock at an initial conversion price of $67.50. The Second Investor D Note was issued at an 8.0% discount, bore interest at 7.0% per annum, matured on August 12, 2024, and required monthly installments of principal and interest. In addition, the Company issued warrants to purchase 8,756 shares of common stock (the “Second Investor D Warrants”). The Second Investor D Warrants have an initial exercise price of $74.25 per share of common stock, expire five years from their issuance date, and contain a cashless exercise provision.

First Amendment to the Investor D SPA

On August 7, 2023, the Company entered into an amendment to the Investor D SPA, whereby the provisions of the third closing are amended (the “First Amended Investor D SPA”). Investor D shall have the discretion to purchase additional shares of the Company’s stock in an aggregate principal amount of $2.0 million (the “Third Investor D Note”). The Third Investor D Note consisted of four tranches which closed on August 7, 2023, August 30, 2023, September 26, 2023, and November 27, 2023. Each tranche of the Third Investor D Note was issued at an 8.0% discount, bore interest at 7.0% per annum and required monthly installments of principal and interest. Each tranche of the Third Investor D Note was convertible into 108,686 shares of common stock at an initial conversion price of $5.00, in a principal amount of $0.5 million, and includes a warrant to purchase up to 29,552 shares of common stock with an exercise price of $5.00 per share. The Third Investor D Notes had maturity dates of November 6, 2024, November 29, 2024, December 25, 2024, and February 26, 2025.

Also on August 7, 2023, the Company entered into a side letter with Investor D (the “Letter Agreement”), pursuant to which the Company agreed to adjust the conversion price of the First and Second Investor D Notes to the lowest of (i) $5.00, (ii) the closing sale price of common stock on the trading day immediately preceding the date of the conversion, and (iii) the average closing sale price of common stock for the five consecutive trading days immediately preceding the date of the conversion (the “Amended First Investor D Note” and the “Amended Second Investor D Note”). The Company also agreed to issue a convertible note warrant to purchase up to 190,625 shares of common stock with an exercise price of $5.00 per share of common stock.

The Company concluded that the August 7, 2023, amendment should be accounted for as an extinguishment of the First and Second Investor D Notes. The Company derecognized the First and Second Investor D Notes with principal amounts of approximately $1.9 million and $0.6 million, respectively, and recorded fair value amounts of approximately $1.6 million and $1.3 million, respectively.

The Company then recognized the Amended First and Second Investor D Notes at fair value based on the amended terms at approximately $3.5 million and $2.7 million, respectively, and recorded a loss on extinguishment for the difference between the fair value with the amended terms and the fair value of the original terms on August 7, 2023, of approximately $3.3 million. The Company recorded the convertible note warrants issued with the Letter Agreement as a liability measured at fair value at inception with subsequent changes in fair value recorded in earnings. The initial fair value of the convertible note warrants issued with the Letter Agreement of approximately $1.6 million was also recorded as loss on extinguishment.

The Second Amendment to the Investor D SPA

On December 11, 2023, the Company entered into the Second Amendment to the Investor D SPA which increased the maximum amount of additional funding from approximately $2.0 million to approximately $4.0 million. In addition, the Company closed on a fourth convertible note (the “Fourth Investor D Note”)  in a principal amount of approximately $1.1 million, which is convertible into shares of common stock at a conversion price of $14.00 per share, beginning on the earlier of June 11, 2024 (or earlier upon mutual written agreement of the Company and the purchaser), or the date of an event of default, as defined in the Fourth Investor D Note, with a maturity date of March 11, 2025. The Company also issued two warrants each to purchase up to 21,108 shares of common stock with an exercise price of $14.00 per share.

Payments for Principal and Interest and Conversions of Investor D Notes During FY 2023

During the year ended December 31, 2023, the Company made cash payments of principal and interest of approximately $0.2 million and $21 thousand, respectively, on the combination of the First Investor D and Amended First Investor D Notes. The Company also made additional principal and interest payments, which included accelerated payments through equity conversions. Investor D elected to convert the conversion amount (as defined in the Amended First Investor D Note) into shares of common stock of the Company. The Company converted principal and interest into 496,831 shares of common stock with a fair value of approximately $7.0 million. The Amended First Investor D Note was fully satisfied as of December 31, 2023.

During the year ended December 31, 2023, the Company made cash payments of principal and interest of $21 thousand and $3 thousand, respectively, on the Second Investor D Note. The Company also made additional principal and interest payments, which included accelerated payments through equity conversions. Investor D elected to convert the conversion amount as defined in the Amended Second Investor D Note into shares of common stock of the Company. The Company converted principal and interest into 417,078 shares of common stock with a fair value of approximately $3.4 million. The note was fully satisfied as of December 31, 2023.

The Company did not make any payments on the first, second, third, or fourth tranches of the Third Investor D Note or Fourth Investor D Note during the year ended December 31, 2023.

For the purposes of defining the collection of the various agreements and instruments by and between Investor D and the Company:

●	The Investor D SPA, First Amended Investor D SPA, and Second Amended Investor D SPA are referred to as the “Original and Amended Investor D SPA”.

●	All Investor D Notes issued and/or amended under the Original and Amended Investor D SPA are collectively referred to as the “Investor D Convertible Notes”.

All warrants issued under the Original and Amended SPA or Letter Agreement are collectively referred to as the “Investor D Convertible Note Warrants”.

Investor D Unsecured Convertible Notes Issued in 2024

The Company completed additional closings related to the Second Amendment to the Investor D Securities Purchase Agreement on January 12, 2024, and January 24, 2024, issuing notes in principal amounts of $0.3 million and $0.8 million, respectively, each at 7.00% per annum (collectively the “2024 Investor D Notes”). The 2024 Investor D Notes were to mature on April 12, 2025 and April 24, 2025, respectively. The 2024 Investor D Notes had an initial conversion price of $350.00 per share and were convertible into shares of the Company’s common stock, beginning on the earlier of June 11, 2024 (or earlier upon mutual written agreement of the Company and the purchaser), or the date of an event of default. The Company also issued warrants to purchase up to 5,278 and 15,382 shares of common stock, respectively, with an exercise price of $14.00 per share, and additional warrants to purchase up to 5,278 and 15,382 shares of common stock, respectively, with an exercise price of $350.00 per share.

On January 30, 2024, the institutional investor agreed to waive its Optional Redemption Rights and any event of default that may arise thereunder with respect to this offering and suspend the Optional Redemption Rights for a period of sixty (60) days following the closing of this offering (the “Suspension Period”), and the Company granted the institutional investor a right to redeem all or a portion of the then outstanding Conversion Amount within three (3) trading days after the Suspension Period at an amount equal to 200% of the Conversion Amount.

During the quarter-ended March 31, 2024, the institutional investor converted approximately $3.3 million (face value) of the outstanding convertible notes into approximately $9.5 million of the Company’s common stock. As of March 31, 2024, the Company still owed the institutional investor approximately $1.0 million (face value) in convertible notes, with a fair value of approximately $1.1 million, which as disclosed below, was ultimately either converted or redeemed by June 30, 2024.

The Company incurred a loss of approximately $5.8 million as a result of the following: (i) $4.7 million loss on conversion into equity as a result of the difference between the fair value of the convertible notes being converted and the equity being delivered, (ii) $0.7 million loss on issuance of the Investor D convertible notes issued during the quarter ended March 31, 2024, as a result of the combination of the fair value of detachable warrants issued in conjunction to the Investor D Notes issues during the quarter ended March 31, 2024, and the excess fair value over the proceeds received for the Investor D convertible notes issues during the quarter ended March 31, 2024, and (iii) $0.4 million loss on the change in fair value of those Investor D convertible notes that were still outstanding as of March 31, 2024.

Investor D April 2024 Side Letter

On April 1, 2024, the Company and Investor D entered into a side letter agreement (the “April 2024 Side Letter”) whereby each party agreed to suspend certain rights of Investor D for a 60-day period, extending those rights from March 30, 2024, to May 30, 2024. Those rights included a 10-day notice period for any subsequent financing and rights to review terms of such financing arrangements. Finally, Investor D waived its rights and notice of default in the event of such financings. In addition, if at the end of the suspension period of May 30, 2024 the convertible notes were still outstanding, Investor D had the right to require the Company to redeem all or a portion of any outstanding Investor D convertible notes at 200% of the conversion amount (the “Make-Whole Amount”).

On June 5, 2024, Investor D and the Company completed the following two transactions, eliminating the remaining outstanding convertible debt:

●	Investor D converted approximately $0.6 million of outstanding principal and $0.7 million of accrued interest and Make-Whole Amount, into 92,858 shares of the Company’s common stock, resulting in a loss of approximately $0.4 million, and

●	The Company paid the remaining $0.7 million of outstanding convertible debt and Make-Whole Amount.

Accounting for the Investor D Convertible Notes and Investor D Convertible Note Warrants

The Company concluded that for each Investor D Convertible Note issuance, which included two legally detachable and separately exercisable freestanding financial instruments, (i) the Investor D Convertible Notes and (ii) the Investor D Convertible Note Warrants. The Company concluded that the Investor D Convertible Note Warrants should be recorded as a liability (see Note 10). The Company determined the Investor D Convertible Notes are liability instruments under ASC 480, Distinguishing Liabilities from Equity. The Investor D Convertible Notes were then evaluated in accordance with the requirements of ASC 825, and it was concluded that the Company was not precluded from electing the FVO for the Investor D Convertible Notes. As such, the Investor D Convertible Notes are carried at fair value in the consolidated balance sheets. The Investor D Convertible Notes were measured at fair value each reporting date until they were satisfied with changes in fair value recognized in the consolidated statements of operations, unless the change was concluded to be related to the changes in the Company’s credit rating, in which case the change would have been recognized as a component of accumulated other comprehensive income in the consolidated balance sheets. As the fair value option under ASC 825 was elected, the Company does not recognize interest expense, but instead the change in fair value at each reporting period is impacted by either the accrual or payment of interest.